THE COMPANY AND BASIS OF PRESENTATION (Details - Balance sheet changes from split) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Offsetting Assets [Line Items]
Common shares issued and outstanding - post-2024 split, 825,459 shares	$ 82	$ 8
Common stock shares issued	8,210,671	825,459
Common stock shares outstanding	8,210,671	825,459
Additional paid-in capital - post-2024 split	$ 49,560,800	$ 43,553,523
Pre 2024 Split [Member]
Offsetting Assets [Line Items]
Common shares issued and outstanding - post-2024 split, 825,459 shares		$ 132
Common stock shares issued		13,206,229
Common stock shares outstanding		13,206,229
Additional paid-in capital - post-2024 split		$ 43,553,399
Post 2024 Split [Member]
Offsetting Assets [Line Items]
Common shares issued and outstanding - post-2024 split, 825,459 shares		$ 8
Common stock shares issued		825,459
Common stock shares outstanding		825,459
Additional paid-in capital - post-2024 split		$ 43,553,523